OTHER FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Net increase/(decrease) in fair value of non-designated derivatives	$ (13,051)	$ (7,636)	$ 7,726
Net cash payments on non-designated derivatives	(6,453)	(7,196)	(2,653)
Net increase/(decrease) in fair value of designated derivatives (ineffective portion)	(227)	(63)	224
Other items	(1,558)	(1,337)	(3,294)
Total other financial items	(21,289)	(16,232)	2,003
Loss on derivative instrument reclassified from other comprehensive income	(1,300)	(4,500)	2,100
Gain on foreign currency translation	$ (53)	$ (109)	$ (507)